[LOGO--THREE KEYS DESIGN FOR UBS GLOBAL ASSET MANAGEMENT]

UBS LIQUID ASSETS FUND

ANNUAL REPORT

APRIL 30, 2002

UBS LIQUID ASSETS FUND

DEAR SHAREHOLDER,

We present you with the annual report for the UBS Liquid Assets Fund for the fiscal year ended April 30, 2002.

A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family were renamed UBS Funds. The Funds' investment objectives and investment processes remain the same.

MARKET REVIEW

Questions about an economic recovery combined with world unrest resulted in uncertainty in the money markets, marking a volatile fiscal year ended April 30, 2002. After the longest peacetime expansion in U.S. history, the threat of a recession in 2001 was further exacerbated by the terrorist attacks on September 11th. Through this period, both monetary and fiscal policy was focused on staving off a severe downturn. Federal aid directed toward New York combined with previous tax cuts did little to stimulate the economy during the third quarter, when the nation's Gross Domestic Product (GDP) fell 1.3%.

During the fourth quarter, however, the economy rebounded beyond most expectations, with GDP jumping unexpectedly into positive territory. This momentum

[SIDENOTE]
UBS LIQUID ASSETS FUND

INVESTMENT GOAL:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:
Susan P. Ryan

UBS Global Asset
Management (US) Inc.

COMMENCEMENT:
February 14, 2000

DIVIDEND PAYMENTS:
Monthly
carried into the first quarter of 2002, when the Institute of Supply Management's index of business activity (a proxy for the manufacturing sector) began to approach the critical 50 level (a reading above 50 indicates economic expansion). The ISM's index registered 55.6 in March and 53.9 in April. GDP skyrocketed to 5.8% in the first quarter, its highest quarterly growth rate in two years, while inflation fears remained muted. The Federal Reserve (the "Fed") lowered its fed funds rate to a 40-year low, dropping the key rate to 1.75% by year's end. This action, by itself, depressed cash fund yields to historical lows by year end.

Hopes for a sharp and quick recovery were dissipated late in the fiscal year as corporate governance and accounting issues continued to mount for American businesses. Complicating matters and souring the mood of investors and consumers, Middle East tensions reached a flash point, while India and Pakistan edged closer to full-scale conflict.

Economic fundamentals were mixed at period's end. With unemployment remaining stubbornly high at 6.0% and a skittish equity market, investors remain concerned about the direction of the economy. On the positive side, inventories continued to shrink and signs of a return to profit for many U.S. companies began to appear.

FUND HIGHLIGHTS

Yields fell dramatically during the period, with the Fund's seven-day current average yield at 1.90% at the end of the fiscal year compared to 2.86% on October 31, 2001. Falling yields were a direct consequence of the Fed's dramatic easing cycle during the period.

During this time, we have significantly changed the composition of the Fund. At the start of the fiscal year, government and agency debt comprised 13.2% of the Fund's net assets. That percentage grew to 36.5% at period's end, as we placed an even greater emphasis on liquidity and credit quality. Conversely, short-term floating rate corporate obligations made up 9.5% of fund net assets at the start of the fiscal year, and grew to 9.8% by mid-period. These securities provided the Fund with a cushion against interest rate volatility while also providing flexibility to take advantage of yield opportunities at the longer end of the curve.

The long-term corporate market reacted harshly to mounting concerns of accounting irregularities at some high profile corporations. The potential lack of transparency led to some extreme widening of corporate spreads. The reaction in the short-term market was an increased demand for U.S. Treasuries and Agencies as buyers sought the safety and liquidity of these issues. At the end of the period, the Fund had a 28% allocation to this sector.

PERFORMANCE AND PORTFOLIO REVIEW

YIELD AND CHARACTERISTICS                 4/30/02                   10/31/01
--------------------------------------------------------------------------------
Current Seven-Day Average Yield(1)           1.90%                      2.86%
Effective Seven-Day Average Yield(1)         1.91%                      2.90%
Weighted Average Maturity                  57 days                    70 days
Net Assets ($mm)                            $368.9                     $380.0

SECTOR ALLOCATION*                        4/30/02                   10/31/01
--------------------------------------------------------------------------------
Commercial Paper                             40.6%                      39.5%
U.S. Government & Agency Securities           36.5                       28.9
Certificates of Deposit                       15.7                       15.8
Short-Term Corporate Obligations                --                        9.8
Money Market Funds                             8.1                        4.8
Bank Obligations                                --                        1.0
Liabilities in Excess of Other Assets         -0.9                         --
Other Assets in Excess of Liabilities           --                        0.2
--------------------------------------------------------------------------------
Total                                       100.0%                     100.0%
================================================================================

1. Yields will fluctuate.

* Weightings represent percentages of net assets. The Fund's portfolio is actively managed and its composition will vary over time.

OUTLOOK

A recovering manufacturing sector, stabilizing weekly unemployment claims, and an expectation for some sectors and industries to increase profits provide more evidence that a recovery is underway, albeit a stuttering one. However, fears over global tensions in a number of regions worldwide will continue to cast a pall over any recovery.

With a relatively flat yield curve out to six months, we anticipate a continued barbell strategy. With the majority of economic data suggesting a recovery, the Fed may begin to raise its fed funds rate before year end. Talks of a summer rate increase have disappeared as Mideast tensions coupled with more corporate concerns have escalated.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,(2) please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms                          /s/ Susan P. Ryan

Brian M. Storms                              Susan P. Ryan
PRESIDENT                                    PORTFOLIO MANAGER
UBS Liquid Assets Fund                       UBS Liquid Assets Fund
PRESIDENT AND CHIEF OPERATING OFFICER        EXECUTIVE DIRECTOR
UBS Global Asset Management                  UBS Global Asset Management
  (US) Inc.                                    (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

2. Mutual funds are sold by prospectus only. The prospectuses for the Funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

STATEMENT OF NET ASSETS -- APRIL 30, 2002

   PRINCIPAL
     AMOUNT                                                  MATURITY      INTEREST
     (000)                                                    DATES          RATES               VALUE
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--36.48%
     $30,000  U.S. Treasury Bills                             06/13/02     1.800%@           $ 29,935,500

      15,000  Federal Home Loan Bank                          05/01/02     1.740 to
                                                                           1.810*              14,992,653

      21,000  Federal Home Loan Bank                      12/05/02 to      2.100 to
                                                              04/17/03     3.000               21,000,000

       5,000  Federal Home Loan Mortgage Corp.                01/24/03     2.375                5,000,000

      49,580  Federal Home Loan Mortgage Corp.            05/17/02 to      1.750 to
                                                              08/28/02     2.390@              49,363,489

       7,000  Federal National Mortgage Association           05/01/02     1.750*               7,000,000

       3,300  Federal National Mortgage Association           05/22/02     1.740@               3,296,650

       4,000  Student Loan Marketing Association              05/23/03     2.650                4,000,000
---------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
   (cost$134,588,292)                                                                         134,588,292
=========================================================================================================
CERTIFICATES OF DEPOSIT--15.72%

   YANKEE--15.72%
      15,000  Barclays Bank PLC                               05/01/02     1.790*              14,999,654

       5,000  Dexia Bank SA                                   05/01/02     1.820*               4,998,084

      10,000  Royal Bank of Canada                            05/01/02     1.750*              10,000,000

       5,000  Royal Bank of Scotland PLC                      12/27/02     2.710                4,999,676

       5,000  Svenska Handelsbanken                           08/29/02     3.620                4,999,839

       5,000  Toronto-Dominion Bank                           09/06/02     3.585                4,999,743

      13,000  Westdeutsche Landesbank                      11/01/02 to     2.590 to
                Girozentrale                                  05/23/03     2.680               12,998,563
---------------------------------------------------------------------------------------------------------
Total Certificates of Deposit
   (cost--$57,995,559)                                                                         57,995,559
=========================================================================================================
COMMERCIAL PAPER@--40.63%
   ASSET BACKED-AUTO & Truck--2.71%
      10,000  New Center Asset Trust                          05/01/02     1.900               10,000,000

   ASSET BACKED-BANKING--2.71%
      10,000  Stellar Funding Group, Inc.                     05/07/02     1.810                9,996,983

   ASSET BACKED-MISCELLANEOUS--0.81%
       3,000  Old Line Funding Corp.                          07/10/02     1.820                2,989,383

   PRINCIPAL
     AMOUNT                                                  MATURITY      INTEREST
     (000)                                                    DATES          RATES               VALUE
---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
   BANKING-DOMESTIC--6.23%
      $7,000  CBA (Delaware) Finance Inc.                     05/06/02     1.820%             $ 6,998,230

       6,000  Danske Corp.                                    05/06/02     1.800                5,998,500

       5,000  Deutsche Bank Financial LLC                     05/20/02     1.780                4,995,303

       5,000  Nordea North America, Inc.                      05/13/02     1.790                4,997,017
---------------------------------------------------------------------------------------------------------
                                                                                               22,989,050
---------------------------------------------------------------------------------------------------------
   BROKER-DEALER--1.36%
       5,000  Salomon Smith Barney Holdings Inc.              05/02/02     1.810                4,999,749

   BUILDING MATERIALS--1.36%
       5,000  Sherwin-Williams Co.                            05/02/02     1.780                4,999,753

   CONGLOMERATE--3.25%
       7,000  Koch Industries, Inc.                           05/01/02     1.910                7,000,000

       5,000  United Technologies Corp.                       05/03/02     1.750                4,999,514
---------------------------------------------------------------------------------------------------------
                                                                                               11,999,514
---------------------------------------------------------------------------------------------------------
   CONSUMER PRODUCTS--2.71%
      10,000  Proctor & Gamble Co.                            05/08/02     1.830                9,996,442

   ENERGY-INTEGRATED--1.63%
       6,017  Exxon Imperial U.S. Inc.                        05/21/02     1.770                6,011,083

   FINANCE-CONSUMER--2.71%
      10,000  Transamerica Finance Corp.                      05/06/02     1.800                9,997,500

   FINANCE-NONCAPTIVE CONSUMER--2.70%
       5,000  American Express Credit Corp.                   05/09/02     1.780                4,998,022

       5,000  Household Finance Corp.                         07/26/02     1.830                4,978,142
---------------------------------------------------------------------------------------------------------
                                                                                                9,976,164
---------------------------------------------------------------------------------------------------------
   FINANCE-NONCAPTIVE DIVERSIFIED--4.33%
       7,000  GE Capital International Funding Inc.           05/10/02     1.790                6,996,867

       9,000  International Lease Finance Corp.               05/22/02     1.780                8,990,655
---------------------------------------------------------------------------------------------------------
                                                                                               15,987,522
---------------------------------------------------------------------------------------------------------
   INSURANCE-P&C--0.81%
       3,000  Marsh & McLennan Co. Inc.                       05/03/02     1.770                2,999,705

   MEDIA-PUBLISHING--1.08%
       4,000  Gannett Co. Inc.                                05/08/02     1.780                3,998,616

   METALS & Mining--1.36%
       5,000  Rio Tinto America Inc.                          05/07/02     1.770                4,998,525

   PRINCIPAL
     AMOUNT                                                  MATURITY      INTEREST
     (000)                                                    DATES          RATES               VALUE
---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
   PHARMACEUTICALS--2.16%
      $5,000  GlaxoSmithKline Finance PLC                     07/19/02     1.820%             $ 4,980,031

       3,000  Pfizer Inc.                                     05/02/02     1.750                2,999,854
---------------------------------------------------------------------------------------------------------
                                                                                                7,979,885
---------------------------------------------------------------------------------------------------------
   RETAIL-MERCHANDISING--1.35%
       5,000  Home Depot Funding Corp.                        05/21/02     1.820                4,994,944

   TELECOMMUNICATIONS-WIRELINES--1.36%
       5,000  Verizon Global Funding Inc.                     05/09/02     1.780                4,998,022
---------------------------------------------------------------------------------------------------------
Total Commercial Paper
   (cost$149,912,840)                                                                         149,912,840
=========================================================================================================
  NUMBER OF
   SHARES
    (000)
---------------------------------------------------------------------------------------------------------
   MONEY MARKET FUNDS--8.11%
       9,560  AIM Liquid Assets Portfolio                     05/01/02     1.870+               9,560,109

          95  AIM Prime Portfolio                             05/01/02     1.730+                  95,218

       5,960  BlackRock Provident Institutional
                TempFund                                      05/01/02     1.810+               5,960,176

      14,301  Dreyfus Cash Management Fund                    05/01/02     1.860+              14,300,593
---------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$29,916,096)                                                    29,916,096
---------------------------------------------------------------------------------------------------------
Total Investments (cost$372,412,787 which
   approximates cost for federal income
   tax purposes)100.94%                                                                       372,412,787
---------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.94)%                                                 (3,477,174)
---------------------------------------------------------------------------------------------------------
Net Assets (applicable to 368,762,861
   shares of beneficial interest outstanding
   equivalent to $1.00 per share)100.00%                                                     $368,935,613
=========================================================================================================

@ Interest rates shown are the discount rates at date of purchase.

* Variable rate securitiesmaturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of April 30, 2002 and reset periodically.

+ Interest rates shown reflect yield at April 30, 2002.

                      Weighted average maturity -- 57 days

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                      FOR THE
                                                                    YEAR ENDED
                                                                  APRIL 30, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                            $12,165,936
--------------------------------------------------------------------------------
EXPENSES:
   Transfer agency and related services fees                            344,769
   Investment advisory and administration                               116,363
   State registration fees                                               87,651
   Reports and notices to shareholders                                   71,641
   Professional fees                                                     58,332
   Insurance expense                                                     54,868
   Custody and accounting                                                38,787
   Trustees' fees                                                         9,102
   Other expenses                                                         8,435
                                                                        789,948
--------------------------------------------------------------------------------
   Less: Fee waivers from investment advisor                           (116,363)
--------------------------------------------------------------------------------
Net expenses                                                            673,585
--------------------------------------------------------------------------------
Net investment income                                                11,492,351
--------------------------------------------------------------------------------
Net realized gains from investment transactions                         171,696
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                $11,664,047
================================================================================

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEARS ENDED APRIL 30,
                                                                    -------------------------------------
                                                                          2002                    2001
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                               $  11,492,351            $ 24,349,435
Net realized gains from investment transactions                           171,696                   1,023
Net increase in net assets resulting from operations                   11,664,047              24,350,458

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                                 (11,492,351)            (24,349,435)
Net increase (decrease) in net assets from
   beneficial interest transactions                                   (75,653,104)            118,291,175
Net increase (decrease) in net assets                                 (75,481,408)            118,292,198

NET ASSETS:
Beginning of year                                                     444,417,021             326,124,823
---------------------------------------------------------------------------------------------------------
End of year                                                          $368,935,613            $444,417,021
=========================================================================================================

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Liquid Assets Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Cash Reserves Fund. The financial statements for UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Cash Reserves Fund are not included herein.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME -- Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS -- The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global Asset Management (US) Inc. ("UBS Global AM", formerly known as Brinson Advisors, Inc.), serves as investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM's direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that it expects its direct advisory/administrative costs and expenses to approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the year ended April 30, 2002, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

OTHER LIABILITIES

At April 30, 2002, dividends payable and payable for investments purchased were $134,578 and $4,000,000 respectively.

MONEY MARKET FUND INSURANCE BONDS

At April 30, 2002, the Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. During the fiscal year ended April 30, 2002, the Fund did not use these insurance bonds.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At April 30, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal years ended April 30, 2002 and April 30, 2001 was ordinary income.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                  FOR THE YEARS ENDED APRIL 30,
                                                --------------------------------
                                                      2002             2001
--------------------------------------------------------------------------------
Shares sold                                      1,444,641,030    2,184,567,292
--------------------------------------------------------------------------------
Shares repurchased                              (1,532,371,746)  (2,090,567,112)
--------------------------------------------------------------------------------
Dividends reinvested                                12,077,612       24,290,995
--------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding      (75,653,104)     118,291,175
================================================================================

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                        FOR THE
                                                                     YEARS ENDED             FOR THE PERIOD
                                                                       APRIL 30,          FEBRUARY 14, 2000+
                                                               ------------------------             TO
                                                                 2002            2001        APRIL 30, 2000
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   1.00        $   1.00           $   1.00
--------------------------------------------------------------------------------------------------------------
Net investment income                                             0.029           0.061              0.012
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income                             (0.029)         (0.061)            (0.012)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $   1.00        $   1.00           $   1.00
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                         2.98%           6.32%              1.24%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                              $368,936        $444,417           $326,125
--------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
   net of fee waivers from advisor                                 0.17%           0.19%              0.17%*
--------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
   before fee waivers from advisor                                 0.20%           0.22%              0.20%*
--------------------------------------------------------------------------------------------------------------
Net investment income to average net assets,
   net of fee waivers from advisor                                 2.96%           6.11%              5.89%*
--------------------------------------------------------------------------------------------------------------
Net investment income to average net assets,
   before fee waivers from advisor                                 2.93%           6.08%              5.86%*
==============================================================================================================

+   Commencement of operations.
*   Annualized.
1. Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
UBS Liquid Assets Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Fund (the "Fund" one of the funds comprising UBS Money Series.) as of April 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund at April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Ernst & Young LLP

New York, New York
June 19, 2002

                     (This page intentionally left blank).

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee or Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of funds in the UBS Family of Funds overseen by the Trustee or Officer, and other directorships held by such Trustee or Officer.

The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-647-1568.

INTERESTED TRUSTEES

                                                      TERM OF
                                                    OFFICE+ AND
                                  POSITION(S)        LENGTH OF
        NAME, ADDRESS,             HELD WITH           TIME                 PRINCIPAL OCCUPATION(S)
           AND AGE                   FUND             SERVED                  DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;          Trustee          Since 1998         Mrs. Alexander is an executive vice
55                                                                  president of UBS PaineWebber (since
                                                                    March 1984). She was chief executive
                                                                    officer of UBS Global AM from January
                                                                    1995 to October 2000, a director (from
                                                                    January 1995 to September 2001) and
                                                                    chairman (from March 1999 to
                                                                    September 2001).

E. Garrett Bewkes, Jr.**++;     Trustee and      Since 1998         Mr. Bewkes serves as a consultant to
75                              Chairman of                         UBS PaineWebber (since May 1999).
                                the Board of                        Prior to November 2000, he was a
                                Trustees                            director of Paine Webber Group Inc.
                                                                    ("PW Group", formerly the holding
                                                                    company of UBS PaineWebber and
                                                                    UBS Global AM) and prior to 1996, he
                                                                    was a consultant to PW Group. Prior
                                                                    to 1988, he was chairman of the
                                                                    board, president and chief executive
                                                                    officer of American Bakeries Company.

                                               NUMBER OF
        NAME, ADDRESS,                PORTFOLIOS IN FUND COMPLEX                      OTHER DIRECTORSHIPS
           AND AGE                        OVERSEEN BY TRUSTEE                           HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;          Mrs. Alexander is a director or trustee             None
55                              of 22 investment companies (consisting
                                of 43 portfolios) for which UBS Global
                                AM, UBS PaineWebber or one of their
                                affiliates serves as investment advisor,
                                sub-advisor or manager.

E. Garrett Bewkes, Jr.**++;     Mr. Bewkes is a director or trustee of              Mr. Bewkes is also a
75                              34 investment companies (consisting of              director of Interstate
                                55 portfolios) for which UBS Global AM,             Bakeries Corporation.
                                UBS PaineWebber or one of their affiliates
                                serves as investment advisor, sub-advisor
                                or manager.

INDEPENDENT TRUSTEES

                                                                TERM OF
                                                              OFFICE+ AND
                                        POSITION(S)            LENGTH OF
          NAME, ADDRESS,                 HELD WITH               TIME                     PRINCIPAL OCCUPATION(S)
             AND AGE                        FUND                SERVED                      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67             Trustee              Since 1998            Mr. Armstrong is chairman and
R.Q.A. Enterprises                                                              principal of R.Q.A. Enterprises
One Old Church Road-                                                            (management consulting firm)
Unit # 6                                                                        (since April 1991 and principal
Greenwich, CT  06830                                                            occupation since March 1995).
                                                                                Mr. Armstrong was chairman of the
                                                                                board, chief executive officer and
                                                                                co-owner 'of Adirondack Beverages
                                                                                (producer and distributor of soft
                                                                                drinks and sparkling/still waters)
                                                                                (October 1993-March 1995). He
                                                                                was a partner of The New England
                                                                                Consulting Group (management
                                                                                consulting firm) (December 1992-
                                                                                September 1993).  He was managing
                                                                                director of LVMH U.S. Corporation
                                                                                (U.S. subsidiary of the French luxury
                                                                                goods conglomerate, Louis Vuitton
                                                                                Moet Hennessey Corporation)
                                                                                (1987-1991) and chairman of its
                                                                                wine and spirits subsidiary,
                                                                                Schieffelin & Somerset Company
                                                                                (1987-1991).

David J. Beaubien; 67                Trustee              Since 2001            Mr. Beaubien is chairman of
101 Industrial Road                                                             Yankee Environmental Systems, Inc.,
Turners Falls, MA 01376                                                         a manufacturer of meteorological
                                                                                measuring systems. Prior to
                                                                                January 1991, he was senior vice
                                                                                president of EG&G, Inc., a company
                                                                                which makes and provides a variety
                                                                                of scientific and technically oriented
                                                                                products and services. From 1985 to
                                                                                January 1995, Mr. Beaubien served
                                                                                as a director or trustee on the boards
                                                                                of the Kidder, Peabody & Co.
                                                                                Incorporated mutual funds.

                                                         NUMBER OF
          NAME, ADDRESS,                         PORTFOLIOS IN FUND COMPLEX                          OTHER DIRECTORSHIZPS
             AND AGE                                OVERSEEN BY TRUSTEE                                 HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67             Mr. Armstrong is a director or trustee of 22         Mr. Armstrong is also a director of
R.Q.A. Enterprises                   investment companies (consisting of 43               AlFresh Beverages Canada, Inc.
One Old Church Road-                 portfolios) for which UBS Global AM,                 (a Canadian Beverage subsidiary of
Unit # 6                             UBS PaineWebber or one of their                      AlFresh Foods Inc.) (since October
Greenwich, CT  06830                 affiliates serves as investment advisor,             2000).
                                     sub-advisor or manager.


David J. Beaubien; 67                Mr. Beaubien is a director or trustee of 22          Mr. Beaubien is also a director of
101 Industrial Road                  investment companies (consisting of 43               IEC Electronics, Inc., a manufacturer
Turners Falls, MA 01376              portfolios) for which UBS Global AM,                 of electronic assemblies.
                                     UBS PaineWebber or one of their affiliates
                                     serves as investment advisor, sub-advisor
                                     or manager.

                                                             TERM OF
                                                           OFFICE+ AND
                                        POSITION(S)         LENGTH OF
          NAME, ADDRESS,                 HELD WITH            TIME                  PRINCIPAL OCCUPATION(S)
              AND AGE                      FUND              SERVED                   DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 55                   Trustee           Since 1998          Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                                (international information and
Washington, D.C.  20004                                                     security firm) and IEP Advisors
                                                                            (international investments and
                                                                            consulting firm). He was the chief
                                                                            negotiator in the Strategic Arms
                                                                            Reduction Talks with the former
                                                                            Soviet Union (1989-1991) and the
                                                                            U.S. Ambassador to the Federal
                                                                            Republic of Germany (1985-1989).
                                                                            From 1991-1994, he served as a
                                                                            partner of McKinsey & Company
                                                                            (management consulting firm).

Meyer Feldberg; 60                    Trustee           Since 1998          Mr. Feldberg is Dean and Professor
Columbia University                                                         of Management of the Graduate
101 Uris Hall                                                               School of Business, Columbia
New York, New York                                                          University. Prior to 1989, he was
10027                                                                       president of the Illinois Institute
                                                                            of Technology.

George W. Gowen; 72                   Trustee           Since 1998          Mr. Gowen is a partner in the law
666 Third Avenue                                                            firm of Dunnington, Bartholow &
New York, New York                                                          Miller. Prior to May 1994, he was
10017                                                                       a partner in the law firm of
                                                                            Fryer, Ross & Gowen.

William W. Hewitt, Jr.***; 73         Trustee           Since 2001          Mr. Hewitt is retired. From 1990
c/o UBS Global Asset                                                        to January 1995, Mr. Hewitt served
Management (US) Inc.                                                        as a director or trustee on the boards
51 West 52nd Street                                                         of the Kidder, Peabody & Co.
New York, New York                                                          Incorporated mutual funds. From
10019-6114                                                                  1986-1988, he was an executive
                                                                            vice president and director of mutual
                                                                            funds, insurance and trust services
                                                                            of Shearson Lehman Brothers Inc.
                                                                            From 1976-1986, he was president of
                                                                            Merrill Lynch Funds Distributor, Inc.

                                                        NUMBER OF
          NAME, ADDRESS,                        PORTFOLIOS IN FUND COMPLEX                          OTHER DIRECTORSHIPS
              AND AGE                              OVERSEEN BY TRUSTEE                                HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 55                   Mr. Burt is a director or trustee of 22          Mr. Burt is also a director of
1275 Pennsylvania Ave., N.W.          investment companies (consisting of 43           Archer-Daniels-Midland Company
Washington, D.C.  20004               portfolios) for which UBS Global AM,             (agricultural commodities), Hollinger
                                      UBS PaineWebber or one of their                  International Company (publishing), six
                                      affiliates serves as investment advisor,         investment companies in the Deutsche
                                      sub-advisor or manager.                          Bank family of funds, nine investment
                                                                                       companies in the Flag Investors family of
                                                                                       funds, The Central European Fund, Inc.
                                                                                       and The Germany Fund, Inc., a director of
                                                                                       IGT, Inc. (provides technology to gaming
                                                                                       and wagering industry) (since July 1999)
                                                                                       and chairman of Weirton Steel Corp. (makes
                                                                                       and finishes steel products) (since April
                                                                                       1996).

Meyer Feldberg; 60                    Dean Feldberg is a director or trustee of 34     Dean Feldberg is also a director of
Columbia University                   investment companies (consisting of 55           Primedia Inc. (publishing), Federated
101 Uris Hall                         portfolios) for which UBS Global AM,             Department Stores, Inc. (operator
New York, New York                    UBS PaineWebber or one of their affiliates       of department stores), Revlon, Inc.
10027                                 serves as investment advisor, sub-advisor        (cosmetics), Select Medical Inc. (healthcare
                                      or manager.                                      services) and SAPPI, Ltd. (producer of
                                                                                       paper).

George W. Gowen; 72                   Mr. Gowen is a director or trustee of 34         None
666 Third Avenue                      investment companies (consisting of 55
New York, New York                    portfolios) for which UBS Global AM, UBS
10017                                 PaineWebber or one of their affiliates serves
                                      as investment advisor, sub-advisor or manager.

William W. Hewitt, Jr.***; 73         Mr. Hewitt is a director or trustee of 22        Mr. Hewitt is also a director or
c/o UBS Global Asset                  investment companies (consisting of 43           trustee of the Guardian Life
Management (US) Inc.                  portfolios) for which UBS Global AM,             Insurance Company mutual funds.
51 West 52nd Street                   UBS PaineWebber or one of their affiliates
New York, New York                    serves as investment advisor, sub-advisor
10019-6114                            or manager.

                                                                   TERM OF
                                                                 OFFICE+ AND
                                    POSITION(S)                   LENGTH OF
       NAME, ADDRESS,                HELD WITH                       TIME                          PRINCIPAL OCCUPATION(S)
           AND AGE                      FUND                        SERVED                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Morton L. Janklow; 72           Trustee                Since 2001                         Mr. Janklow is senior partner of
445 Park Avenue                                                                           Janklow & Nesbit Associates, an
New York, New York 10022                                                                  international literary agency
                                                                                          representing leading authors in
                                                                                          their relationships with publishers
                                                                                          and motion picture, television and
                                                                                          multi-media companies, and of
                                                                                          counsel to the law firm of
                                                                                          Janklow & Ashley.

Frederic V. Malek; 65           Trustee                Since 1998                         Mr. Malek is chairman of Thayer
1455 Pennsylvania                                                                         Capital Partners (merchant bank)
Avenue, N.W. Suite 350                                                                    and chairman of Thayer Hotel
Washington, D.C.  20004                                                                   Investors III, Thayer Hotel Investors II
                                                                                          and Lodging Opportunities Fund
                                                                                          (hotel investment partnerships). From
                                                                                          January 1992 to November 1992,
                                                                                          he was campaign manager of
                                                                                          Bush-Quayle '92.  From 1990 to
                                                                                          1992, he was vice chairman and,
                                                                                          from 1989 to 1990, he was president
                                                                                          of Northwest Airlines Inc. and NWA
                                                                                          Inc. (holding company of Northwest
                                                                                          Airlines Inc.).  Prior to 1989, he was
                                                                                          employed by the Marriott Corporation
                                                                                          (hotels, restaurants, airline catering
                                                                                          and contract feeding), where he most
                                                                                          recently was an executive vice
                                                                                          president and president of Marriott
                                                                                          Hotels and Resorts.

Carl W. Schafer; 66             Trustee                Since 1998                         Mr. Schafer is president of the
66 Witherspoon Street                                                                     Atlantic Foundation (charitable
#1100                                                                                     foundation). Prior to January 1993,
Princeton, NJ 08542                                                                       he was chairman of the Investment
                                                                                          Advisory Committee of the
                                                                                          Howard Hughes Medical Institute.

                                                 NUMBER OF
       NAME, ADDRESS,                   PORTFOLIOS IN FUND COMPLEX                        OTHER DIRECTORSHIPS
           AND AGE                          OVERSEEN BY TRUSTEE                             HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Morton L. Janklow; 72           Mr. Janklow is a director or trustee of 22    None
445 Park Avenue                 investment companies (consisting of 43
New York, New York 10022        portfolios) for which UBS Global AM,
                                UBS PaineWebber or one of their affiliates
                                serves as investment advisor, sub-advisor
                                or manager.

Frederic V. Malek; 65           Mr. Malek is a director or trustee of 22      Mr. Malek is also a director of Aegis
1455 Pennsylvania               investment companies (consisting of 43        Communications, Inc. (tele-services),
Avenue, N.W. Suite 350          portfolios) for which UBS Global AM,          American Management Systems, Inc.
Washington, D.C.  20004         UBS PaineWebber or one of their affiliates    (management consulting and
                                serves as investment advisor, sub-advisor     computer related services), Automatic
                                or manager.                                   Data Processing, Inc. (computing
                                                                              services),
                                                                              CB Richard Ellis, Inc. (real estate
                                                                              services),
                                                                              FPL Group, Inc. (electric services),
                                                                              Manor Care, Inc. (health care) and
                                                                              Northwest Airlines Inc.

Carl W. Schafer; 66             Mr. Schafer is a director or trustee of 22    Mr. Schafer is also a director of
66 Witherspoon Street           investment companies (consisting of 43        Labor Ready, Inc. (temporary
#1100                           portfolios) for which UBS Global AM,          employment), Roadway Corp.
Princeton, NJ 08542             UBS PaineWebber or one of their affiliates    (trucking), the Harding,
                                serves as investment advisor, sub-advisor     Loevner Funds, E.I.I. Realty Securities
                                or manager.                                   Trust (investment company) and
                                                                              Frontier Oil Corporation and a director
                                                                              or trustee of the Guardian Life
                                                                              Insurance Company mutual funds.

                                                           TERM OF
                                                         OFFICE+ AND
                                       POSITION(S)        LENGTH OF
          NAME, ADDRESS,                HELD WITH            TIME                 PRINCIPAL OCCUPATION(S)
             AND AGE                      FUND              SERVED                  DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
William D. White; 68                 Trustee           Since 2001         Mr. White is retired. From
P.O. Box 199                                                              February 1989 through March 1994,
Upper Black Eddy, PA 18972                                                he was president of the National
                                                                          League of Professional Baseball
                                                                          Clubs. Prior to 1989, he was a
                                                                          television sportscaster for WPIX-TV,
                                                                          New York. Mr. White served on the
                                                                          board of directors of Centel from
                                                                          1989 to 1993 and until recently on
                                                                          the board of directors of Jefferson
                                                                          Banks Incorporated, Philadelphia, PA.

                                                     NUMBER OF
          NAME, ADDRESS,                     PORTFOLIOS IN FUND COMPLEX                OTHER DIRECTORSHIPS
             AND AGE                            OVERSEEN BY TRUSTEE                      HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------
William D. White; 68                 Mr. White is a director or trustee of 22     None
P.O. Box 199                         investment companies (consisting of 43
Upper Black Eddy, PA 18972           portfolios) for which UBS Global AM,
                                     UBS PaineWebber or one of their
                                     affiliates
                                     serves as investment advisor, sub-advisor
                                     or manager.

OFFICERS

                                                    TERM OF                     PRINCIPAL OCCUPATION(S)
                                                  OFFICE+ AND                     DURING PAST 5 YEARS;
                               POSITION(S)         LENGTH OF                    NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,            HELD WITH             TIME                   FUND COMPLEX FOR WHICH PERSON
         AND AGE                   FUND              SERVED                        SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------------
Debbie Baggett**;            Vice President     Since 1999         Ms. Baggett is a director and portfolio
43                                                                 manager of UBS Global AM. Ms. Baggett is
                                                                   a vice president of four investment
                                                                   companies (consisting of 9 portfolios) for
                                                                   which UBS Global AM, UBS PaineWebber or
                                                                   one of their affiliates serves as investment
                                                                   advisor, sub-advisor or manager.

Thomas Disbrow+++;           Vice President     Since 2000         Mr. Disbrow is a director and a senior
36                           and Assistant                         manager of the mutual fund finance
                             Treasurer                             department of UBS Global AM. Prior to
                                                                   November 1999, he was a vice president
                                                                   of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                   a vice president and assistant treasurer of
                                                                   22 investment companies (consisting of
                                                                   43 portfolios) for which UBS Global AM,
                                                                   UBS PaineWebber or one of their affiliates
                                                                   serves as investment advisor, sub-advisor
                                                                   or manager.

Amy R. Doberman**;           Vice President     Since 2000         Ms. Doberman is a managing director
40                           and Secretary                         and general counsel of UBS Global AM.
                                                                   From December 1997 through July 2000,
                                                                   she was general counsel of Aeltus
                                                                   Investment Management, Inc. Prior to
                                                                   working at Aeltus, Ms. Doberman was
                                                                   assistant chief counsel of the SEC's Division
                                                                   of Investment Management. Ms. Doberman
                                                                   is vice president and secretary of UBS
                                                                   Supplementary Trust and a vice president and
                                                                   secretary of 24 investment companies
                                                                   (consisting of 82 portfolios) for which UBS
                                                                   Global AM, UBS Global Asset Management
                                                                   (Americas) Inc., ("UBS Global AM (Americas)"),
                                                                   UBS PaineWebber or one of their affiliates
                                                                   serves as investment advisor, sub-advisor
                                                                   or manager.

Kris L. Dorr**;              Vice President     Since 1998         Ms. Dorr is a director and portfolio manager
38                                                                 in the short-term strategies group of UBS
                                                                   Global AM. Ms. Dorr is vice president of one
                                                                   investment company (consisting of five
                                                                   portfolios) for which UBS Global AM, UBS
                                                                   PaineWebber or one of their affiliates serves
                                                                   as investment advisor, sub-advisor or
                                                                   manager.

                                                       TERM OF                      PRINCIPAL OCCUPATION(S)
                                                     OFFICE+ AND                     DURING PAST 5 YEARS;
                                  POSITION(S)         LENGTH OF                     NUMBER OF PORTFOLIOS IN
       NAME, ADDRESS,              HELD WITH            TIME                     FUND COMPLEX FOR WHICH PERSON
           AND AGE                   FUND              SERVED                          SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------------
Stephen P. Fisher**; 43         Vice President    Since 2002          Mr. Fisher is a managing director of UBS
                                                                      Global AM. From October 2000 to February
                                                                      2001, he was president of Morningstar
                                                                      Investment Services. From May 1999 to
                                                                      October 2000, Mr. Fisher was senior vice
                                                                      president of UBS Global AM. From January
                                                                      1997 to May 1999, Mr. Fisher was a senior vice
                                                                      president of Prudential Investments. Mr. Fisher
                                                                      is a vice president of 22 investment companies
                                                                      (consisting of 43 portfolios) for which UBS
                                                                      Global AM, UBS PaineWebber or one of their
                                                                      affiliates serves as investment advisor, sub-
                                                                      advisor or manager.

Elbridge T. Gerry III**;        Vice President    Since 1999          Mr. Gerry is a managing director and chief
45                                                                    investment officer-fixed income of UBS Global
                                                                      AM. Mr. Gerry is a vice president of six investment
                                                                      companies (consisting of 11 portfolios) for
                                                                      which UBS Global AM, UBS PaineWebber or
                                                                      one of their affiliates serves as investment
                                                                      advisor, sub-advisor or manager.

David M. Goldenberg**;          Vice President    Since 2002          Mr. Goldenberg is an executive director and
35                              and Assistant                         deputy general counsel of UBS Global AM.
                                Secretary                             From 2000-2002 he was director, legal affairs at
                                                                      Lazard Asset Management. Mr. Goldenberg
                                                                      was global director of compliance for SSB Citi
                                                                      Asset Management Group from 1998-2000. He
                                                                      was associate general counsel at Smith Barney
                                                                      Asset Management from 1996-1998. Prior to
                                                                      working at Smith Barney Asset Management,
                                                                      Mr. Goldenberg was branch chief and senior
                                                                      counsel of the SEC's Division of Investment
                                                                      Management. Mr. Goldenberg is a vice
                                                                      president and assistant secretary of 24
                                                                      investment companies (consisting of 82
                                                                      portfolios) for which UBS Global AM, UBS
                                                                      Global AM (Americas), UBS PaineWebber or
                                                                      one of their affiliates serves as investment
                                                                      advisor, sub-advisor or manager.

                                                           TERM OF                    PRINCIPAL OCCUPATION(S)
                                                         OFFICE+ AND                   DURING PAST 5 YEARS;
                                      POSITION(S)         LENGTH OF                   NUMBER OF PORTFOLIOS IN
         NAME, ADDRESS,                HELD WITH            TIME                   FUND COMPLEX FOR WHICH PERSON
             AND AGE                   THE FUND            SERVED                        SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------------
Kevin J. Mahoney+++;                Vice President    Since 1999          Mr. Mahoney is a director and a senior
36                                  and Assistant                         manager of the mutual fund finance
                                    Treasurer                             department of UBS Global AM.  From
                                                                          August 1996 through March 1999, he
                                                                          was the manager of the mutual fund
                                                                          internal control group of Salomon Smith
                                                                          Barney. Mr. Mahoney is a vice president
                                                                          and assistant treasurer of 22 investment
                                                                          companies (consisting of 43 portfolios)
                                                                          for which UBS Global AM, UBS PaineWebber
                                                                          or one of their affiliates serves as
                                                                          investment advisor, sub-advisor or manager.

Michael H. Markowitz++++;           Vice President    Since 1998          Mr. Markowitz is an executive director,
37                                                                        portfolio manager and head of U.S. short
                                                                          duration fixed income of UBS Global AM.
                                                                          He is also an executive director and portfolio
                                                                          manager of UBS Global AM (Americas), an
                                                                          affiliate of UBS Global AM. Mr. Markowitz
                                                                          is a vice president of six investment
                                                                          companies (consisting of 26 portfolios) for
                                                                          which UBS Global AM, UBS PaineWebber
                                                                          or one of their affiliates serves as
                                                                          investment advisor, sub-advisor or manager.

Emil Polito**; 41                   Vice President    Since 2001          Mr. Polito is an executive director and
                                                                          head of investment support and mutual
                                                                          fund services of UBS Global AM.  From
                                                                          July 2000 to October 2000, he was a
                                                                          senior manager of investment systems at
                                                                          Dreyfus Corp.  Prior to July 2000, Mr. Polito
                                                                          was a senior vice president and director
                                                                          of operations and control for UBS Global
                                                                          AM.  Mr. Polito is a vice president of 22
                                                                          investment companies (consisting of 43
                                                                          portfolios) for which UBS Global AM, UBS
                                                                          PaineWebber or one of their affiliates
                                                                          serves as investment advisor, sub-advisor
                                                                          or manager.

                                                     TERM OF                  PRINCIPAL OCCUPATION(S)
                                                   OFFICE+ AND                  DURING PAST 5 YEARS;
                               POSITION(S)          LENGTH OF                 NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,            HELD WITH             TIME                 FUND COMPLEX FOR WHICH PERSON
         AND AGE                   FUND              SERVED                      SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------------
Susan P. Ryan**; 42          Vice President     Since 1999          Ms. Ryan is an executive director and a
                                                                    portfolio manager of UBS Global AM.
                                                                    Ms. Ryan is a vice president of five
                                                                    investment companies (consisting of 13
                                                                    portfolios) for which UBS Global AM,
                                                                    UBS PaineWebber or one of their affiliates
                                                                    serves as investment advisor, sub-advisor
                                                                    or manager.

Robert Sabatino++++;         Vice President     Since 2001          Mr. Sabatino is a director and a
28                                                                  portfolio manager of UBS Global AM in the
                                                                    short duration fixed income group (since
                                                                    October 2001). From 1995 to 2001 he was
                                                                    a portfolio manager at Merrill Lynch
                                                                    Investment Managers responsible for the
                                                                    management of several retail and
                                                                    institutional money market funds.
                                                                    Mr. Sabatino is a vice president of one
                                                                    investment company (consisting of five
                                                                    portfolios) for which UBS Global AM,
                                                                    UBS PaineWebber or one of their affiliates
                                                                    serves as investment advisor, sub-advisor
                                                                    or manager.

Paul H. Schubert+++;         Vice President     Since 1998          Mr. Schubert is an executive director
39                           and Treasurer                          and head of the mutual fund finance
                                                                    department of UBS Global AM.
                                                                    Mr. Schubert is treasurer and principal
                                                                    accounting officer of UBS Supplementary
                                                                    Trust and of two investment companies
                                                                    (consisting of 39 portfolios) and a vice
                                                                    president and treasurer of 22 investment
                                                                    companies (consisting of 43 portfolios)
                                                                    for which UBS Global AM, UBS Global
                                                                    AM (Americas), UBS PaineWebber or one
                                                                    of their affiliates serves as investment
                                                                    advisor, sub-advisor or manager.

                                                     TERM OF                     PRINCIPAL OCCUPATION(S)
                                                   OFFICE+ AND                     DURING PAST 5 YEARS;
                                POSITION(S)         LENGTH OF                    NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,             HELD WITH            TIME                    FUND COMPLEX FOR WHICH PERSON
          AND AGE                  FUND              SERVED                         SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------------------
Brian M. Storms**; 47         President         Since 2000          Mr. Storms is chief operating officer
                                                                    (since September 2001) and president of
                                                                    UBS Global AM (since March 1999), and
                                                                    president and chief operating officer of UBS
                                                                    Global AM (Americas) and UBS Global Asset
                                                                    Management (New York) Inc. (since October
                                                                    2001). Mr. Storms was chief executive
                                                                    officer of UBS Global AM from October
                                                                    2000 to September 2001. He was a director
                                                                    or trustee of several investment companies
                                                                    in the UBS Family of Funds (1999-2001). He
                                                                    was president of Prudential Investments
                                                                    (1996-1999). Prior to joining Prudential
                                                                    Investments he was a managing director at
                                                                    Fidelity Investments. Mr. Storms is president
                                                                    and trustee of UBS Supplementary Trust and
                                                                    of two investment companies (consisting of
                                                                    39 portfolios) and president of 22
                                                                    investment companies (consisting of 43
                                                                    portfolios) for which UBS Global AM, UBS Global
                                                                    AM (Americas), UBS PaineWebber or
                                                                    one of their affiliates serves as investment
                                                                    advisor, sub-advisor or manager.

Keith A. Weller**; 40         Vice President    Since 1998          Mr. Weller is a director and senior associate
                              and Assistant                         general counsel of UBS Global AM.
                              Secretary                             Mr. Weller is a vice president and assistant
                                                                    secretary of 22 investment companies
                                                                    (consisting of 43 portfolios) for which UBS
                                                                    Global AM, UBS PaineWebber or one of
                                                                    their affiliates serves as investment advisor,
                                                                    sub-advisor or manager.

      * This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6114.

     ** This person's business address is 51 West 52nd Street, New York,
        New York 10019-6114.

    *** Address for mailing purposes only.

      + Each Trustee holds office for an indefinite term. Officers of the Fund are appointed by the Trustees and serve at the pleasure of the Board.

     ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

    +++ This person's business address is Newport Center III, 499 Washington
        Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

   ++++ This person's business address is 209 South La Salle Street, Chicago,
        Illinois 60604-1295.

TRUSTEES

E. Garrett Bewkes, Jr.                        George W. Gowen
CHAIRMAN                                      William W. Hewitt, Jr.
                                              Morton L. Janklow
Margo N. Alexander                            Frederic V. Malek
Richard Q. Armstrong                          Carl W. Schafer
David J. Beaubien                             William D. White
Richard R. Burt
Meyer Feldberg


PRINCIPAL OFFICERS

Brian M. Storms                               Paul H. Schubert
PRESIDENT                                     VICE PRESIDENT AND TREASURER

Amy R. Doberman                               Michael Markowitz
VICE PRESIDENT AND SECRETARY                  VICE PRESIDENT

Elbridge T. Gerry III                         Susan P. Ryan
VICE PRESIDENT                                VICE PRESIDENT


INVESTMENT ADVISOR,
ADMINISTRATOR AND DISTRIBUTOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York, 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

[LOGO--THREE KEYS DESIGN FOR UBS GLOBAL ASSET MANAGEMENT]

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019-6114



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